Note 05 - Marketable Securities (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Marketable securities classification:
Available-for-sale	$ 3,189	$ 3,162
Trading	12,068	15,395
Held-to-maturity	159	154
Total	15,416	18,711
Less: Current portion of marketable securities	(12,288)	(15,612)
Long-term portion of marketable securities	$ 3,128	$ 3,099